Commitment and contingencies - Purchase obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 21,572
2023	2,431
2024	210
Total purchase obligations	$ 24,213